Accrued Liabilities and Other Payables	12 Months Ended
Dec. 31, 2023
Accrued Liabilities and Other Payables
Accrued Liabilities and Other Payables
13.	Accrued Liabilities and Other Payables
The following is a summary of accrued liabilities and other payables as of December 31, 2022 and 2023:

	December 31, 2022	December 31, 2023
	RMB in thousands

Accrued marketing expenses	777,572	775,126
Payables to producers and licensors	159,950	309,680
Advances from/payables to third parties	6,420	197,294
Leasing liabilities - current portion	238,687	188,504
Professional fees	94,342	125,415
Deposits	48,637	78,169
Interest payable	17,731	15,367
Consideration payable for acquisitions and investments	110,518	11,912
Other staff related cost	5,372	4,866
Others	75,733	74,290

Total	1,534,962	1,780,623